Nature of business and summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Nature Of Business Policy [Policy Text Block]
1.1.	Nature of business:

Flamel Technologies, S.A. (the "Company") is organized as a société anonyme, a form of corporation under the laws of The Republic of France. The Company was founded in 1990. The Company is a specialty pharmaceutical company with a long history of drug delivery expertise. The Company operates primarily in France and has commercial and marketing capabilities in the US.

Use of Estimates, Policy [Policy Text Block]
1.2.	Management estimates

The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reflected in the consolidated financial statements include, but are not limited to, purchase price allocation of its acquisitions, remeasurement of liabilities accounted at fair value, the recoverability of the carrying amount and estimated useful lives of long-lived assets, in progress R&D and goodwill, share-based compensation expenses, evaluation of long term personnel compensation, calculation of R&D tax credit, and valuation allowance of deferred tax assets. Management makes these estimates using the best information available at the time the estimates are made; however, actual results could differ from those estimates.

Going Concern [Policy Text Block]
1.3.	Going concern

Management believes that the equity financing that generated $113.6 million in net proceeds in March 2014, is sufficient for the company to continue as a going concern for at least the next twelve months.

Consolidation, Policy [Policy Text Block]
1.4.	Principles of consolidation

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiaries in the United States. All inter-company accounts and transactions have been eliminated. The list of the subsidiaries is detailed in Exhibit 8.1.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
1.5.	Translation of financial statements of foreign entities and foreign currency transactions:

The reporting currency of the Company and its wholly-owned subsidiary is the U.S. dollar as permitted by the SEC for a foreign private issuer (S-X Rule 3-20(a)). All assets and liabilities in the balance sheets of the Company, whose functional currency is the Euro, except those of the U.S. subsidiaries whose functional currency is the U.S. dollar, are translated into U.S. dollar equivalents at exchange rates as follows: (1) asset and liability accounts at year-end rates, (2) income statement accounts at weighted average exchange rates for the year, and (3) shareholders' equity accounts at historical rates. Corresponding translation gains or losses are recorded in shareholders' equity.

Transaction gains and losses are reflected in the statement of operations.

The Company has not undertaken hedging transactions to cover its currency translation exposure.

Revenue Recognition, Policy [Policy Text Block]
1.6.	Revenue recognition

Revenue includes upfront licensing fees, milestone payments for R&D achievements, compensation for the execution of research & development activities and product sales.

Where agreements have more than one deliverable, a determination is made as to whether the license and R&D elements should be recognized separately or combined into a single unit of account in accordance with ASU 2009-13, Revenue with Multiple Deliverables.

The Company uses a multiple attribution model, referred to as the milestone-based method:

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As milestones relate to discrete development steps (i.e. can be used by the co-development partners to decide whether to continue the development under the agreement), the Company views that milestone events have substance and represent the achievement of defined goals worthy of the payments. Therefore, milestone payments based on performance are recognized when the performance criteria are met and there are no further performance obligations.

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Non-refundable technology access fees received from collaboration agreements that require the Company's continuing involvement in the form of development efforts are recognized as revenue ratably over the development period.

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Research and development work is compensated at a non-refundable hourly rate for a projected number of hours. Revenue on such agreements is recognized proportionally to the actual number of hours worked compared to the latest estimated total hours.. Costs incurred under these contracts are considered costs in the period incurred. Payments received in advance of performance are recorded as deferred revenue and recognized in revenue as services are rendered.

Revenue is generally realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller’s price to the buyer is fixed or determinable, and collectability is reasonably assured. The Company records revenue from product sales when title and risk of ownership have been transferred to the customer, which is typically upon delivery to the customer. As is customary in the pharmaceutical industry, the Company’s gross product sales are subject to a variety of deductions in arriving at reported net product sales. When the Company recognizes revenue from the sale of its products, an estimate of provision for sales return and allowances is recorded which reduces product sales. These adjustments include estimates for product returns, chargebacks, payment discounts and other sales allowances and rebates. The return allowance, when estimable, is based on an analysis of the historical returns of the product or similar products.

For new product launches the Company recognizes revenue based on net product sales of wholesalers to their customers, until sufficient data is available to determine product acceptance in the marketplace such that product returns may be estimated based on historical data and there is evidence of reorders and consideration is made of wholesaler inventory levels.  Net product sales of wholesalers to their customers are determined using sales data from an independent, renowned wholesaler inventory tracking service.  Net sales of wholesalers to their customers are calculated by deducting estimates for returns for wholesaler customers, chargebacks, payment discounts and other sales or discounts offered from the applicable gross sales value. When the Company has the ability to estimate product returns from wholesalers, product sales are recognized upon shipment, net of discounts, returns and allowances. Estimates for product returns are adjusted periodically based upon historical rates of returns, inventory levels in the distribution channel and other related factors.

The Company launched Bloxiverz® in July of 2013 and determined that market acceptance of the product had not occurred given the absence of wholesaler reorders and insufficient data to determine product returns.  For the twelve months ended December 31, 2013, the criteria for recognizing the revenue were not met and the Company deferred $1.1M of revenue as of December 31, 2013.

The Company receives royalty revenues under a license agreement with a third party that sells products based on technology developed by the Company. There are no future performance obligations on the part of the Company under this license agreement. The license agreements provide for the payment of royalties to the Company based on sales of the licensed product. The Company records these revenues based on actual sales that occurred during the relevant period and classified these revenues in ‘Other Revenues’.

The Company signs feasibility study agreements. Revenue is recognized over the term of the agreement as services are performed.

Governmental Grants Policy [Policy Text Block]
1.7.	Governmental Grants:

The Company receives financial support for various research or investment projects from governmental agencies.

The Company recognizes conditional grants related to specific development projects conditioned on completion of investment program and ongoing employment at the facilities as an offset to operating expenses once all conditions stated in the grant have been met.

The Company recognizes unconditional grants for research and development (R&D) projects requiring the collaboration of both private and public research partners as an offset to R&D expense on a pro-rata basis over the duration of the program.

The Company receives funds to finance R&D projects. These funds are repayable on commercial success of the project. In the absence of commercial success, the Company is released of its obligation to repay the funds and as such the funds are recognized in the Income Statement as ‘Other Income’. The absence of commercial success must be formally confirmed by the granting authority. Should the Company wish to discontinue the research and development to which the funding is associated, the granting authorities must be informed.

Research and Development Expense, Policy [Policy Text Block]
1.8.	Research and development costs:

Research and development (R&D) expenses comprise the following types of costs incurred in performing R&D activities: salaries, allocated overhead and occupancy costs, clinical trial and related clinical or development manufacturing costs, contract and other outside service fees, filing fees and regulatory support. Research and development expenditures are charged to operations as incurred.

The Company does not disclose research development costs per partner funded contract and does not believe such disclosure would be material to investors.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
1.9.	Concentration of credit risk:

The Company's cash and cash equivalents are mainly deposited with HSBC, Crédit Agricole, Commerce Bank and Citibank.

The marketable securities issued by Crédit Agricole have strong credit ratings (rated “A” by Standard and Poor).

The Company’s revenues are derived mainly from product sales and services, collaborative research and development contracts and supply agreements with pharmaceutical companies based in Europe and the United States. All significant customers are discussed in Note 4.

The Company performs ongoing credit evaluations of its customers and maintains provisions for potential credit losses as considered necessary. The Company generally does not require collateral. Historically, the Company has not experienced significant credit losses on its customer accounts. The allowance for doubtful accounts was $137,000, $139,000 and $145,000 at December 31, 2011, 2012 and 2013, respectively.

Earnings Per Share, Policy [Policy Text Block]
1.10.	Earnings per share:

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period. Such securities are not considered in computing diluted loss per share as their effects would be anti-dilutive.

Cash and Cash Equivalents, Policy [Policy Text Block]
1.11.	Cash and cash equivalents:

Cash and cash equivalents consist of cash on hand, cash on deposit and fixed term deposit being highly liquid investments with a maturity of three months or less at the date of purchase.

Marketable Securities, Policy [Policy Text Block]
1.12.	Marketable securities:

Marketable securities consist of highly liquid investments in money market mutual funds. Marketable securities are classified as available-for-sale securities in accordance with ASC 320-10, "Accounting for Certain Investments in Debt and Equity Securities" These investments are recorded at fair value, which is based on quoted market prices. Accordingly, unrealized gains and losses are included in accumulated other comprehensive income until realized.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
1.13.	Accounts Receivable:

Accounts receivable are stated at amounts invoiced net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables deemed uncollectible. Provision is made based upon a specific review of all significant outstanding invoices.

Inventory, Policy [Policy Text Block]
1.14.	Inventories:

Inventories consist of raw materials and finished products, which are stated at cost determined under the first-in, first-out ("FIFO") method. Raw materials used in the production of pre-clinical and clinical products are expensed as research and development costs when consumed. The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow-moving on a case by case basis.

Property, Plant and Equipment, Policy [Policy Text Block]
1.15.	Property and equipment:

Property and equipment is stated at historical cost less accumulated depreciation. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Land and buildings	20 years
Laboratory equipment	4 - 8 years
Office and computer equipment	3 years
Furniture, fixtures and fittings	5-10 years

Assets under capital leases are amortized over the economic lives of the assets. Amortization of the carrying value of assets under capital leases is included in depreciation expense.

Goodwill and Intangible Assets, Policy [Policy Text Block]
1.16.	Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized, but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC 350, “Goodwill and other intangible assets”, the impairment test is performed in two steps. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second step is performed to measure the amount of impairment loss. The second step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.

Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.

Intangible assets consist primarily of purchased licenses and in progress R&D recognized as part of the Eclat acquisition purchase price allocation. Acquired IPR&D has an indefinite life and is not amortized until completion and development of the project, at which time the IPR&D becomes an amortizable asset. If the related project is not completed in a timely manner or the project is terminated or abandoned, we may have an impairment related to the IPR&D, calculated as the excess of the asset’s carrying value over its fair value.

Our policy defines IPR&D as the value assigned to those projects for which the related products have not received regulatory approval and have no alternative future use. Determining the portion of the purchase price allocated to IPR&D requires us to make significant estimates. The amount of the purchase price allocated to IPR&D is determined by estimating the future cash flows of each project or technology and discounting the net cash flows back to their present values. The discount rate used is determined at the time of measurement in accordance with accepted valuation methods. These methodologies include consideration of the risk of the project not achieving commercial feasibility.

At the time of acquisition, we expect that all acquired IPR&D will reach technological feasibility, but there can be no assurance that the commercial viability of these products will actually be achieved. The risks associated with achieving commercialization include, but are not limited to, delay or failure to obtain required market clearances.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
1.17.	Impairment of Long-Lived Assets:

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted future cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on management assumptions and are subject to risk and uncertainty.

Income Tax, Policy [Policy Text Block]
1.18.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740. Under ASC 740, deferred tax assets are determined based on the difference between the financial reporting and tax basis of assets and liabilities, applying enacted statutory tax rates in effect for the year in which the tax differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in the tax laws and rates on the date of enactment.

Research Credit Tax Policy [Policy Text Block]
1.19.	Research credit tax

The Company is eligible to receive a French research tax credit that is calculated based on a percentage of eligible research and development costs. The tax credit can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research credit tax as a grant, offsetting operating expenses.

Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]
1.20.	Employee stock options and warrants:

The Company accounts for Stock based compensation based on grant-date fair value estimated in accordance with ASC 718.

The Company estimated the fair value of stock options and warrants using a Black-Scholes option-pricing valuation model (“Black-Scholes model”).

The Company uses a simplified method to estimate the maturity. The Company considered historical data was insufficient and irrelevant relative to the grant of stock-options and warrants to a limited population and the simplified method was used to determine the expected term for stock-options and warrants granted.

The Company recognizes compensation cost, net of an estimated forfeiture rate, using the accelerated method over the requisite service period of the award.

Long Term Debt [Policy Text Block]
1.21	Long-Term Debt

The Long Term debt associated with the acquisition liabilities arising from the acquisition of Eclat Pharmaceuticals are accounted at fair-value (see note 2 –Business Combinations and note 16 Long-Term Debt). Changes in fair value are recorded in the income statement in operating expenses as remeasurement of acquisition liabilities.

The long-term debt associated with the Deerfied Facility and Broadfin Facility agreements are accounted for at amortized cost. The Company elected the fair value option for the measurement of the long-term liability associated with the Deerfield and Broadfin Royalty agreements (see note 16 Long-Term Debt). Changes in fair value are recorded in the income statement in interest expense on the debt related to the royalty agreement.

New Accounting Pronouncements, Policy [Policy Text Block]
1.22	Recent Accounting Pronouncements

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income” (“ASU 2013-02”). ASU 2013-02 requires new disclosures related to amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component, as well as disclosures related to reclassifications from AOCI to net income. These disclosures may be presented on the face of the consolidated financial statements or in the notes thereto. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The adoption of ASU 2013-02 had no effect on the consolidated financial position, results of operations or cash flows of the Company.

In July 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”). ASU No. 2013-11 provides explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. ASU 2013-11 is effective for fiscal years and interim periods within those years, beginning after December 15, 2013. The Company does not expect the provisions of ASU 2013-11 to have a material effect on the consolidated financial position, results of operations or cash flows of the Company.